Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commitment of Foreign Currency Forward Contracts

As at December 31, 2015, the Company was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Average Forward Rate (1)	Fair Value / Carrying Amount	Expected Maturity
			of Asset (Liability) $	2016 $	2017 $
Euro	11,103	0.91	(45)	12,153	—
Norwegian Kroner	1,105,000	7.72	(18,005)	100,812	42,274
Singapore Dollar	22,442	1.36	(776)	16,537	—

			(18,826)	129,502	42,274

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Commitment of Cross Currency Swaps

As at December 31, 2015, the Company was committed to the following cross currency swaps:

Notional Amount NOK	Notional Amount USD	Floating Rate Receivable		Fixed Rate Payable	Fair Value / Carrying Amount of	Remaining Term (years)
		Reference Rate	Margin		Asset / (Liability)
500,000	89,710	NIBOR	4.00%	4.94%	(33,714)	0.1
600,000	101,351	NIBOR	5.75%	7.49%	(36,505)	1.1
700,000	125,000	NIBOR	5.25%	6.88%	(49,703)	1.3
800,000	143,536	NIBOR	4.75%	6.07%	(56,985)	2.1
900,000	150,000	NIBOR	4.35%	6.43%	(54,027)	2.7
1,000,000	162,200	NIBOR	4.25%	6.42%	(56,124)	3.1
1,000,000	134,000	NIBOR	3.70%	5.92%	(25,052)	4.4

					(312,110)

Interest Rate Swap Agreements

As at December 31, 2015, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	3,092,442	(312,131)	5.4	3.4
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	412,392	(16,227)	3.0	2.8
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	155,000	(2,626)	1.3	2.2
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	155,000	685	1.3	3.3
U.S. Dollar-denominated interest rate swaption (5)	LIBOR	160,000	(2,041)	2.1	2.0
U.S. Dollar-denominated interest rate swaption (5)	LIBOR	160,000	1,956	2.1	3.1
U.S. Dollar-denominated interest rate swaption (6)	LIBOR	160,000	(1,739)	2.5	1.8
U.S. Dollar-denominated interest rate swaption (6)	LIBOR	160,000	2,981	2.5	2.9

EURIBOR-Based Debt:
Euro-denominated interest rate swaps (7) (8)	EURIBOR	241,798	(35,674)	5.0	3.1

			(364,816)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of December 31, 2015, ranged from 0.3% to 3.95%.
(2)	Principal amount of $200 million is fixed at 2.14%, unless LIBOR exceeds 6%, in which case the Company pays a floating rate of interest.
(3)

Interest rate swaps with an aggregate principal amount of $320 million are being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2021. These interest rate swaps are subject to mandatory early termination in 2016 whereby the swaps will be settled based on their fair value at that time.

(4)

During June 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in April 2017 to enter into an interest rate swap at a fixed rate of 3.34% with a third party, and the third party has a one-time option in April 2017 to require Teekay LNG to enter into an interest swap at a fixed rate of 2.15%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in April 2017 for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap.

(5)

During August 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in January 2018 to enter into an interest rate swap at a fixed rate of 3.10% with a third party, and the third party has a one-time option in January 2018 to require Teekay LNG to enter into an interest swap at a fixed rate of 1.97%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in January 2018 for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap.

(6)

During October 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in July 2018 to enter into an interest rate swap at a fixed rate of 2.935% with a third party, and the third party has a one-time option in July 2018 to require Teekay LNG to enter into an interest swap at a fixed rate of 1.83%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in July 2018 for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap.

(7)	Principal amount reduces monthly to 70.1 million Euros ($76.1 million) by the maturity dates of the swap agreements.
(8)	Principal amount is the U.S. Dollar equivalent of 222.7 million Euros.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Prepaid Expenses and Other	Derivative Assets	Accrued Liabilities	Current Portion of Derivative Liabilities	Derivative Liabilities
As at December 31, 2015
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	—	(338)	(777)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	80	—	—	(16,372)	(2,534)
Interest rate swap agreements	—	7,516	(18,348)	(198,196)	(154,673)
Cross currency swap agreements	—	—	(3,377)	(52,633)	(256,100)
Stock purchase warrants	—	10,328	—	—	—

	80	17,844	(21,725)	(267,539)	(414,084)

As at December 31, 2014
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	—	—	—	(14,218)	(4,189)
Interest rate swap agreements	—	5,101	(22,656)	(148,006)	(240,171)
Cross currency swap agreements	—	—	(1,835)	(41,733)	(177,822)
Stock purchase warrants	—	9,314	—	—	—

	—	14,415	(24,491)	(203,957)	(422,182)

Effective Portion of Gains (Losses) on Interest Rate Swap Agreements

For the periods indicated, the following table presents the effective portion of gains (losses) on interest rate swap agreements designated and qualifying as cash flow hedges that were (1) recognized in other comprehensive (loss) income, (2) recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings, and (3) recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Year Ended December 31, 2015
Balance Sheet (AOCI)	Statement of Income (Loss)
Effective Portion	Effective Portion	Ineffective Portion
(65)	—	(1,050)	Interest expense

(65)	—	(1,050)

Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments

The effect of the gains and losses on derivatives not designated as hedging instruments in the consolidated statements of income are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	$	$	$
Realized losses relating to:
Interest rate swap agreements	(108,036)	(125,424)	(122,439)
Interest rate swap agreement terminations	(10,876)	(1,319)	(35,985)
Foreign currency forward contracts	(21,607)	(4,436)	(2,027)

	(140,519)	(131,179)	(160,451)

Unrealized gains (losses) relating to:
Interest rate swap agreements	37,723	(86,045)	182,800
Foreign currency forward contracts	(418)	(16,926)	(3,935)
Stock purchase warrants	1,014	2,475	—

	38,319	(100,496)	178,865

Total realized and unrealized (losses) gains on derivative instruments	(102,200)	(231,675)	18,414

Effect of Gains (Losses) on Cross Currency Swaps

The effect of the loss on cross currency swaps on the consolidated statements of income is as follows:

	Year Ended December 31,
	2015	2014	2013
	$	$	$
Realized (loss) gain on maturity and partial termination of cross currency swaps	(36,155)	—	6,800
Realized (losses) gains	(18,973)	(3,955)	2,089
Unrealized losses	(89,178)	(167,334)	(65,387)

Total realized and unrealized (losses) gains on cross currency swaps	(144,306)	(171,289)	(56,498)